Consolidated Statement of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net profit/(loss)	$ (24,285)	$ 10,538	$ (60,484)	$ (18,358)
Add : Adjustment for gain on negative goodwill			(23,713)
Operating profit/(loss) before changes in working capital	(24,285)	10,538	(84,197)	(18,358)
Changes in operating assets and liabilities:
Accounts receivable		(10,412)	534	(534)
Other receivables	(174,988)	(261,801)	18,626	(19,926)
Other payables and accrued liabilities	12,074	231,886	14,341	47,850
Net cash (used in)/generated from operating activities	(187,199)	(29,789)	(50,696)	9,032
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of intangible assets	(8,858)		(6,002)
Gain on negative goodwill			23,713
Net cash (used in)/generated from investing activities	(8,858)		17,711
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of shares capital		32,865	634,630	10
Issuance of preference shares	243,719
Net cash flow generated from financing activities	243,719	32,865	634,630	10
Effect of exchange rate changes on cash and cash equivalent	(610)	(448)	271	(11)
Net changes in cash and cash equivalents	47,052	2,628	601,916	9,031
Cash and cash equivalents, beginning of year/period	610,947	9,031	9,031
CASH AND CASH EQUIVALENTS, END OF YEAR/PERIOD	$ 657,999	$ 11,659	610,947	9,031
SUPPLEMENTAL CASH FLOWS INFORMATION
Income taxes paid
Interest paid